UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Strategic Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Strategic Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Aerospace & Defense - 3.3%	DRS Technologies, Inc., 6.875%, 11/01/13	$50	$49,625
	DRS Technologies, Inc., 7.625%, 2/01/18	80	79,400
	Hexcel Corp., 6.75%, 2/01/15	50	38,000
	Northrop Grumman Corp., 7.125%, 2/15/11	1,000	1,034,418
	United Technologies Corp., 6.35%, 3/01/11	1,000	1,024,477
			2,225,920
Air Freight & Logistics - 0.2%	Park-Ohio Industries, Inc., 8.375%, 11/15/14	300	123,000
Airlines - 0.2%	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	125	110,000
Auto Components - 1.2%	Allison Transmission, Inc., 11%, 11/01/15 (a)	140	68,600
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(b)	120	48,600
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11	405	295,650
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11	490	365,663
	Lear Corp., 8.75%, 12/01/16	185	39,775
			818,288
Automobiles - 1.4%	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,000	818,497
	Ford Capital BV, 9.50%, 6/01/10	350	126,000
			944,497
Building Products - 0.7%	CPG International I, Inc., 10.50%, 7/01/13	150	84,000
	Momentive Performance Materials, Inc.,
	11.50%, 12/01/16	345	91,425
	Ply Gem Industries, Inc., 11.75%, 6/15/13	545	322,913
			498,338
Capital Markets - 0.4%	Marsico Parent Co., LLC, 10.625%, 1/15/16 (a)	341	153,876
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(b)	130	58,505
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (a)(b)	88	39,637
			252,018
Chemicals - 1.8%	American Pacific Corp., 9%, 2/01/15	180	156,600
	Ames True Temper, Inc., 8.753%, 1/15/12 (c)	350	182,000
	Innophos, Inc., 8.875%, 8/15/14	980	833,000
	Key Plastics LLC, 11.75%, 3/15/13 (a)(d)(e)	135	6,750
	Terra Capital, Inc. Series B, 7%, 2/01/17	80	57,800
			1,236,150
Commercial Services & Supplies -	Casella Waste Systems, Inc., 9.75%, 2/01/13	1,500	1,305,000
3.8%	DI Finance Series B, 9.50%, 2/15/13	524	445,400
	Sally Holdings LLC, 10.50%, 11/15/16	294	170,520
	Waste Services, Inc., 9.50%, 4/15/14	550	418,000
	West Corp., 11%, 10/15/16	590	253,700
			2,592,620
Communications Equipment - 0.1%	Nortel Networks Ltd., 9.003%, 7/15/11 (c)	250	81,250
Construction Materials - 0.7%	Nortek, Inc., 10%, 12/01/13	700	490,000
Containers & Packaging - 1.2%	Berry Plastics Holding Corp., 5.871%, 9/15/14 (c)	80	37,600
	Berry Plastics Holding Corp., 8.875%, 9/15/14	75	39,750

BlackRock Strategic Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Crown Americas LLC, 7.75%, 11/15/15	$250	$226,250
	Impress Holdings BV, 7.878%, 9/15/13 (a)(c)	260	156,650
	Pregis Corp., 12.375%, 10/15/13	565	310,750
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17	200	53,000
			824,000
Diversified Financial Services -	Ford Motor Credit Co. LLC, 6.323%, 1/15/10 (c)	1,600	872,000
2.4%	Ford Motor Credit Co. LLC, 7.80%, 6/01/12	250	107,827
	GMAC LLC, 4.403%, 12/01/14 (c)	440	132,000
	GMAC LLC, 6.75%, 12/01/14	670	217,701
	GMAC LLC, 8%, 11/01/31	250	65,748
	Structured Asset Repackaged Trust, 4.919%, 1/21/10	333	226,651
			1,621,927
Diversified Telecommunication	AT&T, Inc., 6.45%, 6/15/34	1,500	1,207,119
Services - 9.9%	Broadview Networks Holdings, Inc., 11.375%, 9/01/12	155	110,050
	Cincinnati Bell, Inc., 7.25%, 7/15/13	590	483,800
	Citizens Communications Co., 6.25%, 1/15/13	200	156,500
	Qwest Communications International, Inc.,
	7.50%, 2/15/14	1,120	728,000
	Qwest Communications International, Inc., Series B
	7.50%, 2/15/14	305	198,250
	Qwest Corp., 5.246%, 6/15/13 (c)	340	238,000
	Qwest Corp., 7.50%, 6/15/23	500	320,000
	Telecom Italia Capital SA, 4.95%, 9/30/14	1,000	730,000
	Verizon New England, Inc., 6.50%, 9/15/11	2,000	1,918,864
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (a)	250	205,000
	Windstream Corp., 8.125%, 8/01/13	360	297,000
	Windstream Corp., 8.625%, 8/01/16	170	132,600
			6,725,183
Electric Utilities - 1.8%	Edison Mission Energy, 7.50%, 6/15/13	125	101,875
	Elwood Energy LLC, 8.159%, 7/05/26	29	21,220
	Midwest Generation LLC Series B, 8.56%, 1/02/16	238	211,748
	Progress Energy, Inc., 7.75%, 3/01/31	1,000	902,250
			1,237,093
Electronic Equipment &	Sanmina-SCI Corp., 8.125%, 3/01/16	375	168,750
Instruments - 0.3%
Energy Equipment & Services -	Compagnie Generale de Geophysique-Veritas,
0.3%	7.50%, 5/15/15	65	42,250
	Compagnie Generale de Geophysique-Veritas,
	7.75%, 5/15/17	70	42,963
	North American Energy Partners, Inc., 8.75%, 12/01/11	125	93,750
			178,963
Food & Staples Retailing - 0.7%	The Pantry, Inc., 7.75%, 2/15/14	500	350,000
	Rite Aid Corp., 7.50%, 3/01/17	260	148,200
			498,200
Food Products - 0.3%	Kraft Foods, Inc., 6.125%, 8/23/18	250	229,543
Gas Utilities - 0.3%	Targa Resources, Inc., 8.50%, 11/01/13	400	220,000

BlackRock Strategic Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Health Care Equipment	Biomet, Inc., 10.375%, 10/15/17 (b)	$100	$79,000
& Supplies - 1.4%	Biomet, Inc., 11.625%, 10/15/17	100	75,000
	DJO Finance LLC, 10.875%, 11/15/14	1,090	795,700
			949,700
Health Care Providers &	Community Health Systems, Inc. Series WI,
Services - 2.7%	8.875%, 7/15/15	185	148,462
	Tenet Healthcare Corp., 6.375%, 12/01/11	120	91,200
	Tenet Healthcare Corp., 6.50%, 6/01/12	1,250	912,500
	WellPoint, Inc., 5.95%, 12/15/34	1,000	708,964
			1,861,126
Hotels, Restaurants & Leisure -	American Real Estate Partners LP, 8.125%, 6/01/12	860	585,875
1.8%	American Real Estate Partners LP, 7.125%, 2/15/13	230	138,575
	Gaylord Entertainment Co., 8%, 11/15/13	215	127,656
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(d)(e)	211	43,255
	Harrah's Operating Co., Inc., 10.75%, 2/01/16 (a)	400	89,000
	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (a)(b)	640	57,191
	Seneca Gaming Corp. Series B, 7.25%, 5/01/12	190	127,300
	Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14
	(d)(e)	50	1,750
	Wynn Las Vegas LLC, 6.625%, 12/01/14	115	81,363
			1,251,965
IT Services - 1.7%	First Data Corp., 9.875%, 9/24/15	360	207,000
	iPayment, Inc., 9.75%, 5/15/14	175	119,000
	iPayment Investors LP, 12.75%, 7/15/14 (a)(b)	647	635,727
	SunGard Data Systems, Inc., 9.125%, 8/15/13	240	186,000
			1,147,727
Independent Power Producers &	The AES Corp., 8%, 6/01/20 (a)	750	480,000
Energy Traders - 1.7%	AES Ironwood LLC, 8.875%, 11/30/25	98	70,744
	NRG Energy, Inc., 7.25%, 2/01/14	50	40,750
	NRG Energy, Inc., 7.375%, 2/01/16	400	325,000
	Texas Competitive Electric Holdings Co. LLC, 10.50%,
	11/01/16(a)(b)	500	270,000
			1,186,494
Industrial Conglomerates - 0.8%	Sequa Corp., 11.75%, 12/01/15 (a)	500	220,000
	Sequa Corp., 13.50%, 12/01/15 (a)(b)	724	308,446
			528,446
Insurance - 0.5%	MetLife, Inc., 6.125%, 12/01/11	325	314,173
Machinery - 0.7%	AGY Holding Corp., 11%, 11/15/14	260	156,000
	Accuride Corp., 8.50%, 2/01/15	110	39,600
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (a)	470	267,900
			463,500
Marine - 0.1%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	156	93,600
Media - 10.0%	Affinion Group, Inc., 10.125%, 10/15/13	655	448,675
	CMP Susquehanna Corp., 9.875%, 5/15/14	500	88,750
	CSC Holdings, Inc. Series B, 8.125%, 7/15/09	130	124,800

BlackRock Strategic Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (c)	$120	$117,300
	Charter Communications Holdings II, LLC,
	10.25%, 9/15/10	695	352,713
	Charter Communications Holdings II, LLC, Series B
	10.25%, 9/15/10	105	49,875
	DirecTV Holdings LLC, 8.375%, 3/15/13	100	92,000
	DirecTV Holdings LLC, 7.625%, 5/15/16	335	285,587
	EchoStar DBS Corp., 7%, 10/01/13	221	165,750
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17	229	107,630
	Network Communications, Inc., 10.75%, 12/01/13	325	107,250
	News America, Inc., 6.20%, 12/15/34	1,500	1,136,777
	Nielsen Finance LLC, 10%, 8/01/14	1,075	774,000
	R.H. Donnelley Corp., 11.75%, 5/15/15 (a)	51	13,515
	Rainbow National Services LLC, 8.75%, 9/01/12 (a)	210	184,800
	Rainbow National Services LLC, 10.375%, 9/01/14 (a)	1,455	1,258,575
	Sinclair Broadcast Group, Inc. Class A,
	4.875%, 7/15/18 (f)(g)	70	37,450
	TCI Communications, Inc., 7.875%, 2/15/26	1,000	906,323
	TL Acquisitions, Inc., 10.50%, 1/15/15 (a)	1,000	540,000
			6,791,770
Metals & Mining - 2.2%	AK Steel Corp., 7.75%, 6/15/12	165	115,912
	Aleris International, Inc., 10%, 12/15/16	315	33,075
	FMG Finance Property Ltd., 10.625%, 9/01/16 (a)	430	242,950
	Freeport-McMoRan Copper & Gold, Inc.,
	7.084%, 4/01/15 (c)	740	444,000
	Freeport-McMoRan Copper & Gold, Inc.,
	8.375%, 4/01/17	520	369,200
	Newmont Mining Corp., 1.625%, 7/15/17 (f)	200	172,750
	Steel Dynamics, Inc., 7.375%, 11/01/12	155	114,700
			1,492,587
Multi-Utilities - 1.8%	DTE Energy Co., 7.05%, 6/01/11	250	247,748
	Dominion Resources, Inc., 5.70%, 9/17/12	1,000	941,385
			1,189,133
Oil, Gas & Consumable	Berry Petroleum Co., 8.25%, 11/01/16	100	63,000
Fuels - 4.2%	Chaparral Energy, Inc., 8.50%, 12/01/15	250	92,500
	Chesapeake Energy Corp., 6.375%, 6/15/15	130	91,000
	Chesapeake Energy Corp., 7.25%, 12/15/18	615	430,500
	Chesapeake Energy Corp., 2.25%, 12/15/38 (f)	275	130,625
	Compton Petroleum Finance Corp., 7.625%, 12/01/13	225	92,250
	Corral Finans AB, 6.253%, 4/15/10 (a)(b)	607	380,486
	EXCO Resources, Inc., 7.25%, 1/15/11	275	211,750
	Encore Acquisition Co., 6%, 7/15/15	30	19,800
	Forest Oil Corp., 7.25%, 6/15/19 (a)	710	486,350
	OPTI Canada, Inc., 8.25%, 12/15/14	320	124,800
	Occidental Petroleum Corp., 6.75%, 1/15/12	250	258,365

BlackRock Strategic Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Sabine Pass LNG LP, 7.50%, 11/30/16	$305	$210,450
	Whiting Petroleum Corp., 7.25%, 5/01/12	30	22,800
	Whiting Petroleum Corp., 7.25%, 5/01/13	300	213,000
			2,827,676
Paper & Forest Products - 1.3%	Bowater, Inc., 9%, 8/01/09	200	87,000
	Bowater, Inc., 4.996%, 3/15/10 (c)	60	19,800
	Domtar Corp., 7.125%, 8/15/15	40	27,200
	NewPage Corp., 10%, 5/01/12	750	405,000
	Verso Paper Holdings LLC Series B, 6.943%, 8/01/14 (c)	626	338,040
			877,040
Pharmaceuticals - 1.4%	Wyeth, 6.50%, 2/01/34	1,000	958,169
Real Estate Investment Trusts	ERP Operating LP, 6.95%, 3/02/11	500	458,802
(REITs) - 0.7%
Real Estate Management &	Realogy Corp., 12.375%, 4/15/15	195	31,200
Development - 0.1%
Road & Rail - 0.7%	Canadian National Railway Co., 6.90%, 7/15/28	500	502,462
Software - 0.0%	BMS Holdings, Inc., 10.595%, 2/15/12 (a)(b)(c)	66	25,059
Specialty Retail - 1.8%	AutoNation, Inc., 6.753%, 4/15/13 (c)	60	38,100
	AutoNation, Inc., 7%, 4/15/14	110	71,500
	General Nutrition Centers, Inc., 7.584%, 3/15/14 (b)(c)	360	205,200
	General Nutrition Centers, Inc., 10.75%, 3/15/15	290	166,750
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (f)(g)	50	21,688
	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12	357	55,335
	Michaels Stores, Inc., 10%, 11/01/14	280	88,200
	Michaels Stores, Inc., 11.375%, 11/01/16	175	38,500
	Sonic Automotive, Inc. Series B, 8.625%, 8/15/13	1,400	504,000
			1,189,273
Textiles, Apparel &	Quiksilver, Inc., 6.875%, 4/15/15	100	37,000
Luxury Goods - 0.1%
Thrifts & Mortgage Finance - 0.1%	Residential Capital LLC, 8.50%, 5/15/10 (a)	267	77,430
Wireless Telecommunication	Cricket Communications, Inc., 9.375%, 11/01/14	185	146,844
Services - 5.6%	Cricket Communications, Inc., 10%, 7/15/15 (a)	160	130,400
	Digicel Group Ltd., 8.875%, 1/15/15 (a)	570	293,550
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)	439	221,695
	iPCS, Inc., 5.318%, 5/01/13 (c)	20	14,000
	MetroPCS Wireless, Inc., 9.25%, 11/01/14	1,145	938,900
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (a)	500	362,500
	Sprint Capital Corp., 7.625%, 1/30/11	800	576,000
	Sprint Capital Corp., 6.875%, 11/15/28	240	117,600
	Vodafone Group Plc, 7.75%, 2/15/10	1,000	997,430
			3,798,919
	Total Corporate Bonds - 72.4%		49,128,991

BlackRock Strategic Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)	Value
Auto Components - 1.6%	Allison Transmission, Inc. Term Loan, 4.38% - 5.75%,
	8/07/14	$1,098	$654,141
	Dana Holding Corp. Term Advance, 6.75% - 8.02%,
	1/31/15	664	394,246
	Delphi Automotive Systems Delay Draw Term Loan, 8.50%,	10	2,467
	12/31/08
	Delphi Automotive Systems Term Loan, 8.50%, 12/31/08	105	25,900
			1,076,754
Automobiles - 0.3%	Ford Motor Co. Term Loan B, 4.43%, 12/15/13	249	99,645
	General Motors Corp. Term Loan B, 5.795%, 11/29/13	224	86,186
			185,831
Building Products - 0.9%	Building Material Corp. of America Term Loan Advance,
	5.25% - 6.50%, 2/22/14	249	153,293
	Stile Acquisition (Masonite International) Canadian Term
	Loan, 5.50%, 4/06/13	369	213,685
	Stile Acquisition (Masonite International) U.S. Term Loan
	B, 5%, 4/06/13	374	216,616
			583,594
Chemicals - 0.5%	PQ Corp. Second Lien Term Loan, 6.72% - 7.02%, 5/29/15	750	356,250
Health Care Providers &	Community Health Systems, Inc. Delay Draw Term
Services - 0.6%	Loan, 1%, 6/18/14	27	19,598
	Community Health Systems, Inc. Term Loan B,
	4.018% - 5.25%, 7/25/14	523	383,192
			402,790
Independent Power Producers &	Calpine Corp. Term Loan, 6.645%, 3/29/14	199	139,577
Energy Traders - 1.5%	Dynegy, Inc. Line of Credit, 2.94%, 4/02/13	166	122,044
	Dynegy, Inc. Term Loan B, 2.94%, 4/02/13	9	6,945
	NRG Energy, Inc., 3.762%, 2/01/13	82	68,220
	NRG Energy Term Loan B, Inc., 5.262%, 2/01/13	168	139,030
	Texas Competitive Electric Holdings Co. LLC Term
	Loan B-2, 5.268% - 7.262%, 10/10/14	748	505,723
			981,539
Machinery - 0.5%	Navistar International Transportation Corp. Revolving
	Credit, 4.686% - 7.126%, 1/19/12	180	97,200
	Navistar International Transportation Corp. Term
	Loan, 4.686%, 1/19/12	500	270,000
			367,200
Media - 0.6%	Cengage (Thomson Learning, Inc.) Tranche 1 Incremental
	Term Loan B-2, 7.50%, 7/05/14	499	418,950
Multiline Retail - 0.1%	Dollar General Term Loan B-1, 6.762%, 7/03/14	100	76,775
Paper & Forest Products - 0.1%	Georgia-Pacific LLC First Lien Term Loan B,
	4.567%, 12/22/12	125	95,903
	Total Floating Rate Loan Interests - 6.7%		4,545,586
	Common Stocks	Shares
Media - 0.0%	Adelphia Recovery Trust	396,568	4,362
	Total Common Stocks - 0.0%		4,362

BlackRock Strategic Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Preferred Securities
		Par
Industry	Capital Trusts	(000)	Value
Commercial Banks - 2.9%	Barclays Bank Plc, 8.55% (a)(c)(h)	$650	$512,894
	Wachovia Corp. Series K, 7.98% (c)(h)	2,000	1,435,580
			1,948,474
Diversified Financial	Citigroup, Inc. Series E, 8.40% (c)(h)	165	97,424
Services - 0.6%	JPMorgan Chase & Co., 7.90% (c)(h)	395	309,222
			406,646
	Total Capital Trusts - 3.5%		2,355,120
	Preferred Stocks	Shares
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (a)	23	11,960
	Total Preferred Stocks - 0.0%		11,960
	Total Preferred Securities - 3.5%		2,367,080
		Beneficial
		Interest
	Other Interests (i)	(000)
Health Care Providers &	Critical Care Systems International, Inc. (j)	$1	318
Services - 0.0%
Media - 0.0%	Adelphia Recovery Trust Escrow	400	12,000
	Total Other Interests - 0.0%		12,318
	Total Long-Term Investments
	(Cost - $81,442,659) - 82.6%		56,058,337
	Options Purchased	Contracts
Call Options Purchased	Marsico Parent Superholdco LLC, expiring December 2019
	at $942.86	6	8,700
	Total Options Purchased
	(Cost - $5,867) - 0.0%		8,700
	Total Investments
	(Cost- $81,448,526*) - 82.6%		56,067,037
	Other Assets Less Liabilities - 17.4%		11,844,547
	Net Assets - 100.0%		$67,911,584

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$81,501,227
Gross unrealized appreciation	$11,508
Gross unrealized depreciation	(25,445,698)
Net unrealized depreciation	$(25,434,190)
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

BlackRock Strategic Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)
(f)	Convertible security.
(g)	Represents a step bond. Rate shown is as of report date.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(j)	Security is fair valued.
•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Strategic Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:
Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$4,362	-
Level 2	54,878,997	$8,700
Level 3	1,174,978	-
Total	$56,058,337	$8,700
* Other financial instruments are options.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities
Balance, as of September 1, 2008	$359,476
Accrued discounts/premiums	3,294
Realized gain (loss)	176
Change in unrealized appreciation (depreciation)	(547,570)
Net purchases (sales)	(64,716)
Net transfers in/out of Level 3	1,424,318
Balance, as of November 30, 2008	$1,174,978

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Strategic Bond Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: January 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Bond Trust

Date: January 20, 2009